Other Obligation (Tables)	12 Months Ended
Dec. 31, 2021
Other Obligations
Summary of other obligation

	2021			2020
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Payable to non-current asset suppliers	135	2,677	2,812	130	2,633	2,763
Guarantees and deposits	14	4,554	4,568	17	266	283
Contingent consideration	13,504	13,023	26,527	14,859	1,773	16,632
Tolling agreement liability	24,429	2,589	27,018	—	—	—
Total	38,082	22,843	60,925	15,006	4,672	19,678

Schedule of sensitivity to changes in assumptions to determine fair value of the contingent consideration

		Sensibility on
		discount rate
	Contigent consideration	Decrease	Increase
	December 31, 2021	by 10%	by 10%
Fair value contingent consideration	26,526	26,922	26,145